UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.01%
Chemical Manufacturing - 4.74%
Ecolab, Inc.	6,500	416,195
E.I. du Pont de Nemours & Co.	4,500	223,875
		640,070
Clothing and Clothing Accessories Stores - 3.44%
Tiffany & Co.	7,500	464,625
Computer and Electronic Product Manufacturing - 11.28%
Apple, Inc.	750	498,930
EMC Corp. (a)	14,000	368,060
International Business Machines Corp.	1,800	350,730
Teradata Corp. (a)	4,000	305,520
		1,523,240
Couriers and Messengers - 2.18%
United Parcel Service, Inc.	4,000	295,240
Credit Intermediation and Related Activities - 7.10%
JPMorgan Chase & Co.	12,000	445,680
Visa, Inc.	4,000	513,000
		958,680
Data Processing, Hosting and Related Services - 3.87%
Automatic Data Processing, Inc.	9,000	522,720
Food Services and Drinking Places - 7.42%
Dunkin' Brands Group, Inc.	9,000	262,170
McDonald's Corp.	4,000	357,960
Yum! Brands, Inc.	6,000	382,320
		1,002,450
General Merchandise Stores - 3.26%
Costco Wholesale Corp.	4,500	440,415
Insurance Carriers and Related Activities - 3.59%
Verisk Analytics, Inc. (a)	10,000	485,200
Machinery Manufacturing - 2.09%
Donaldson Co., Inc.	8,000	282,320
Mining - 2.00%
Freeport-McMoRan Copper & Gold, Inc.	3,500	126,385
Potash Corp. of Saskatchewan, Inc. - ADR	3,500	143,745
		270,130
Miscellaneous Manufacturing - 7.93%
3M Co.	5,500	509,300
Coach, Inc.	6,000	348,780
Stryker Corp.	4,000	213,040
		1,071,120
Oil and Gas Extraction - 2.57%
Devon Energy Corp.	6,000	346,980
Other Information Services - 5.61%
Facebook, Inc. (a)	4,000	72,320
Google, Inc. (a)	1,000	685,090
		757,410
Professional, Scientific, and Technical Services - 7.03%
Accenture PLC (b)	7,000	431,200
Tetra Tech, Inc. (a)	20,000	518,800
		950,000
Publishing Industries (except Internet) - 10.95%
Intuit, Inc.	8,000	468,320
Microsoft Corp.	10,000	308,200
MSCI, Inc. (a)	11,000	385,880
Oracle Corp.	10,000	316,500
		1,478,900

	Support Activities for Mining - 4.02%
	Schlumberger Ltd. (b)	7,500	542,850
	Rail Transportation - 1.34%
	Norfolk Southern Corp.	2,500	181,150
	Transportation Equipment Manufacturing - 4.59%
	Johnson Controls, Inc.	14,000	380,940
	United Technologies Corp.	3,000	239,550
			620,490
	TOTAL COMMON STOCKS Cost ($9,723,284)		12,833,990

	SHORT-TERM INVESTMENTS - 5.22%
	Money Market Fund - 5.22%
	Fidelity Institutional Government Portfolio, 0.010% (c)	650,000	650,000
	First American Government Obligations Fund, 0.016% (c)	55,464	55,464
	TOTAL SHORT-TERM INVESTMENTS Cost ($705,464)		705,464

	Total Investments (Cost $10,428,748) - 100.23%		13,539,454
	Liabilities in Excess of Other Assets - (0.23)%		(31,710)
	TOTAL NET ASSETS - 100.00%		$13,507,744

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at August 31,2012

	The cost basis of investments for federal income tax purposes at August 31, 2012
	was as follows*:

	Cost of investments	$10,428,748
	Gross unrealized appreciation	3,468,361
	Gross unrealized depreciation	(357,655)
	Net unrealized appreciation	$3,110,706

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend, diversified management investment company. The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is longterm capital appreciation and to maximize aftertax returns. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the
Fund in which shares are held. The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds. On
March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.
Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), serves as the investment adviser to the Fund.
Prior to April 29, 2011, Barrett Associates, Inc., a whollyowned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$12,833,990	$-	$-	$12,833,990
Short-Term Investments	705,464	-	-	705,464
Total Investments in Securities	$13,539,454	$-	$-	$13,539,454

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2012.

There were no transfers into and out of Level 1 and 2 during the period ended August 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                               Joseph Neuberger, President

Date     October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date     October 23, 2012

By (Signature and Title)*   /s/ John Buckel
  John Buckel, Treasurer

Date     October 23, 2012

* Print the name and title of each signing officer under his or her signature.